Summary of Reconciliation of Reportable Segment Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Disclosure [Line Items]
Assets	$ 274,098	$ 225,222
Operating Segments
Segment Reporting Disclosure [Line Items]
Assets	231,002	227,300	233,563
Corporate, Eliminations and Other
Segment Reporting Disclosure [Line Items]
Assets	$ 43,096	$ (2,078)